GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS
2.
GOODWILL AND INTANGIBLE ASSETS

At December 31, 2014 and 2013, goodwill is the only intangible asset that is not subject to amortization.

The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2014 and 2013:

		2014		2013
(in thousands except weighted average amortization years)	Weighted Average Amortization Years	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Technological know-how	20.0	$6,459	$(4,352)	$8,606	$(5,328)
Customer relationships	20.0	6,938	(4,170)	7,944	(4,359)
Patents, trademarks, non-compete agreements and other	19.2	9,753	(5,868)	9,630	(5,947)
Total finite-lived intangibles	19.7	$23,150	$(14,390)	$26,180	$(15,634)

Amortization of intangible assets was $1.2 million in 2014, $1.3 million in 2013 and $1.4 million in 2012. Estimated amortization expense each year for the five years subsequent to December 31, 2014, is $1.2 million in each year from 2015 through 2019.

The changes in goodwill for the years ended December 31, 2014 and 2013, by reportable business segment, were as follows:

(in thousands)	Flavors & Fragrances	Color	Corporate & Other	Consolidated
Balance as of December 31, 2012	$135,784	$311,650	$3,884	$451,318
Currency translation impact	853	5,673	(575)	5,951
Balance as of December 31, 2013	$136,637	$317,323	$3,309	$457,269
Currency translation impact	(10,614)	(22,050)	(333)	(32,997)
Impairment	—	(158)	—	(158)
Balance as of December 31, 2014	$126,023	$295,115	$2,976	$424,114

A portion of the Color segment’s goodwill was written down in 2014 related to the discontinued operation.